THE CROWLEY PORTFOLIO GROUP, INC.

FINANCIAL STATEMENTS

AND REPORT OF

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

Shareholder Letter

Report of Independent Certified Public Accountants

Portfolio of Investments

    Crowley Income Portfolio

    Crowley Diversified Management Portfolio

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

    Crowley Income Portfolio

    Crowley Diversified Portfolio

Financial Highlights

    Crowley Income Portfolio

    Crowley Diversified Portfolio

Notes to Financial Statements

NOVEMBER 30, 2000

THE CROWLEY PORTFOLIO GROUP, INC.

The Crowley Income Portfolio

The Crowley Diversified Management Portfolio

ANNUAL REPORT DATED

NOVEMBER 30, 2000

Dear Shareholder:

We are pleased to present you with the Annual Report for The Crowley Portfolio Group, Inc. The report contains information regarding both The Crowley Diversified Management Portfolio and The Crowley Income Portfolio. The Portfolios had combined assets of approximately $17.3 million dollars as of November 30, 2000. There are currently 323 active accounts.

The Crowley Diversified Management Portfolio had a net asset value of $13.21 per share as of November 30, 2000 and had a total return of –6.20% for the period November 30, 1999 through November 30, 2000. The Crowley Diversified Management Portfolio had approximately $6.6 million dollars in net assets as of November 30, 2000. As of November 30, 2000, The Crowley Diversified Management Portfolio was approximately 98.82% invested in a portfolio of 30 mutual funds diversified over 7 different investment classifications. The largest portion of the Portfolio’s assets was invested in funds included in the Growth category (41.45%), followed by Growth/Income (11.20%), Balanced (10.21%), Aggressive Growth (7.95%), Foreign Equity (9.57%), Global Equity (9.22%), and Technology including Health Care (9.22%). Management currently intends to invest the Portfolio’s assets with a greater equity allocation to stocks, while continuing to use mutual funds as the Portfolio’s primary investment vehicle.

The Crowley Income Portfolio had a net asset value of $10.38 per share as of November 30, 2000 and had a total return of 5.32% for the period November 30, 1999 through November 30, 2000. As of November 30, 2000, The Crowley Income Portfolio had investments in 56 individual issues. No individual investment comprised more than 5% of the Portfolio, while corporate bonds and notes comprised 76.94% of the overall portfolio. The remaining assets were invested in preferred stocks (14.72%), U.S. government agency bonds (3.81%) and the balance in cash and cash equivalents (4.53%). The Crowley Income Portfolio continues to be invested to maximize current income, consistent with prudent risk. Since the Portfolio’s inception, no investment has ever failed to make a coupon or interest payment or failed to be redeemed upon maturity. During the last 24 months, there was a significant rise in interest rates. Individual securities within the portfolio reflected this rise in interest rates by trading at a lower market value. During the last two months, this trend has started to reverse itself, with long-term rates starting to decline. Management believes that interest rates will continue to decline over the next 12 months. If management is correct, this should have a positive effect on total returns for The Crowley Income Portfolio. Current income remained high over the period and was reflected in the December 31, 1999 year-end dividend distribution of 0.70 cents per share.

The enclosed report has been audited and contains a list of the Portfolios’ investments as of November 30, 2000.

Sincerely,

Robert A. Crowley, CFA

President

January 21, 2001

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
The Crowley Portfolio Group, Inc.
Wilmington, Delaware

We have audited the accompanying statements of assets and liabilities of The Crowley Income Portfolio and The Crowley Diversified Management Portfolio, each a series of shares of common stock of The Crowley Portfolio Group, Inc., including the portfolios of investments as of November 30, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Crowley Income Portfolio and The Crowley Diversified Management Portfolio as of November 30, 2000, the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

Tait, Weller & Baker

Philadelphia, Pennsylvania
December 18, 2000

THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

November 30, 2000

Par Value	Percent of Net Assets	Market Value (Note 1-A)
CORPORATE BONDS & NOTES
	Auto & Truck
	Ford Holdings
$500,000	7.350%, 11/07/11	4.53%	$486,000
	General Motors
300,000	7.700%, 04/15/16	2.88	308,250
		7.41	794,250
	Banking
	BankAmerica
60,000	7.750%, 07/15/02	.57	60,769
	BankAmerica
30,000	7.875%, 12/01/02	.29	30,576
	Banque Paribas New York
95,000	6.875%, 03/01/09	.86	92,264
	First Union Corp.
100,000	9.890%, 03/13/01	.94	100,807
		2.66	284,416
	Broadcasting & Cable T.V.
	Cox Communications, Inc.
50,000	8.875%, 03/01/01	.47	50,086
	Chemical (Basic)
	DuPont E.I.
400,000	8.250%, 1/15/22	3.84	411,936
	Computers & Periphals
	Unisys Corp.
100,000	7.875%, 04/01/08	.92	98,750
	Diversified Company
	American Standard, Inc.
171,000	9.250%, 12/01/16	1.59	171,000
	Mark IV Industries
107,000	7.500%, 09/01/07	.94	101,222
		2.53	272,222
	Drug
	ICN Pharmaceutical,
200,000	9.250%, 08/15/05	1.91	205,000
	Electric Utility
	Appalachian Power Company
510,000	8.500%, 12/01/22	4.94	529,992
	Duquesne Lighting Company
250,000	7.625%, 04/15/23	2.36	253,425
	Houston Lighting & Power
217,000	7.750%, 03/15/23	2.06	220,689
	Wisconsin Power & Light Company
400,000	1st Mortgage, 9.300%, 12/01/25	3.90	417,748
	Wisconsin Electric Power
245,000	1st Mortgage, 7.750%, 1/15/23	2.32	248,430
		15.58	1,670,284
	Entertainment
	Paramount Communications
300,000	7.500%, 07/15/23	2.63	282,450
	Walt Disney Co.
100,000	6.500%, 05/27/14	.87	93,800
		3.50	376,250
	Financial Services
	Advanta Medium Term Note
180,000	7.00%, 05/01/01	1.64	176,040
	Franchise Finance Corp.
250,000	6.86%, 06/15/07	2.17	232,875
	Leucadia Capital Trust I,
100,000	8.65%, 01/15/27	.82	87,650
	Leucadia National Corp.
250,000	7.75%, 08/15/13	2.31	247,250
	Source One Mortgage Services Corp.,
200,000	9.00%, 06/01/12	2.08	223,592
	Trenwick Capital Trust,
200,000	8.82%, 02/01/37	1.67	179,200
		10.69	1,146,607
	Food Processing
	Quaker Oats Co.
100,000	9.000%, 12/17/01	.95	102,253
	Grocery Store
	Great Atlantic & Pacific Tea
350,000	7.750%, 04/15/07	2.76	296,450
	Hotel/Gaming Industry
	HMH Properties, Inc., Series B
250,000	7.875%, 08/01/08	2.16	231,750
	Insurance (Diversified)
	Aetna Services, Inc.
185,000	7.625%, 08/15/26	1.70	182,688
	Life/Health Insurance
	Amerus Capital I Bond
130,000	8.850%, 02/01/27	1.12	120,510
	Office Equipment & Supplies
	Ikon Office Solutions, Inc.
87,000	6.750%, 12/01/25	.74	79,823
	Paper and Forest Products
	Pope & Talbot
100,000	8.375%, 06/01/13	.89	95,250
	Retail Building Supply Industry
	Loews Corp.
300,000	7.625%, 06/01/23	2.81	301,200
	Retail Store Industry
	K Mart Corp., Medium Term Notes
200,000	8.850%, 12/15/11	1.71	182,900
	K Mart Corp.
100,000	Pass Thru Sec K-1 8.990%, 07/05/10	.85	91,200
		2.56	274,100
	Savings & Loan Industry
	Great Western Financial
200,000	8.206%, 02/01/27	1.81	194,400
	Securities Brokerage Industry
	Bear Stearns Companies
200,000	7.000%, 04/02/18	1.69	180,900
	Lehman Bros Holding Inc.
200,000	8.500%, 08/01/07	1.95	208,218
	Morgan Stanley Group
30,000	8.100%, 06/24/02	.29	30,633
		3.93	419,751
	Telecommunications Service Industry
	AT&T Corp.
150,000	8.125%, 07/15/24	1.43	153,705
	GTE North, Inc.
150,000	7.625%, 05/15/26	1.41	151,500
	Media One Group
250,000	6.750%, 10/01/05	2.34	250,000
		5.18	555,205
	Trucking/Transportation Leasing
	Interpool, Inc.
100,000	7.200%, 08/01/07	.82	87,850
	Total Corporate Bonds & Notes (Cost $8,538,765)	76.94	8,251,031
Number of Shares
PREFERRED STOCKS
4,000	AT&T Capital, 8.25%	.92%	99,252
3,800	Nexon, Inc. Canadian, 9.75%	.85	90,725
4,000	Conseco, 8.70%	.49	52,251
4,000	Georgia Power, Series 7.75%	.91	98,000
8,000	Hartford Capital, Series A, 7.70%	1.79	192,504
10,000	Hercules Trust I, 9.42%	1.68	180,000
6,000	Lincoln National Capital, Series 8.75%	1.40	149,628
4,000	Nova Chemical, Ltd., 9.50%	.81	87,000
10,000	Pacific Telesis, 7.56%	2.20	236,250
10,000	Pacificorp Capital, 8.25%	2.32	248,750
6,000	Transcanada Pipe Line Ltd., 8.25%	1.35	144,750
	Total Preferred Stocks (Cost $1,745,168)	14.72	1,579,110
Par Value	Percent of Net Assets	Market Value (Note 1-A)
U.S. GOVERNMENT AGENCY
	Federal Home Loan Bank
$1,000,000	Zero Coupon, 07/28/17	2.42%	$259,210
	Federal Home Loan Bank Bond
575,000	Zero Coupon, 07/07/17	1.39	149,315
	Total U.S. Government Agency (Cost $423,988)	3.81	408,525
	Total Investments (Cost $10,707,921) (a)	95.47	10,238,666
	Other Assets Less Liabilities	4.53	485,648
	Net Assets	100.00 ———%	$10,724,314 ————
	(a) Aggregate cost for federal income tax purposes is $10,707,921.
	At November 30, 2000, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$62,040
	Unrealized depreciation		(531,295)
	Net unrealized depreciation		$(469,255)

See accompanying notes to financial statements

THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS

November 30, 2000

Number of Shares	Percent of Net Assets	Market Value (Note 1-A)
GENERAL EQUITY FUNDS
	Aggressive Growth
5,926	Strong Opportunity	4.07%	$267,578
7,009	Twentieth Century Ultra	3.88	254,903
		7.95	522,481
	Balanced
9,022	Columbia Balanced	3.23	212,385
2,831	Dodge & Cox Balanced	2.88	189,623
12,260	Janus Balanced	4.10	269,484
		10.21	671,492
	Growth
4,603	Columbia Growth	3.08	202,209
7,711	Dreyfus Disciplined	4.51	296,340
5,420	Harbor Capital Appreciation	3.42	224,951
28,878	Invesco Blue Chip	2.37	155,962
11,538	Invesco Small Company Growth	2.49	163,837
7,054	Janus Mercury	3.64	239,256
2,449	Nicholas	2.39	157,377
5,163	Strong Growth	2.47	162,389
5,923	T. Rowe Price Blue Chip	3.12	205,114
6,931	T. Rowe Price Mid Cap	4.21	276,552
6,308	Vanguard U.S. Growth	3.43	225,261
8,850	Warburg Capital Appreciation	3.67	241,331
2,668	White Oak Growth	2.65	174,100
		41.45	2,724,679
	Growth/Income
7,722	American Century Growth & Income	3.51	230,657
3,002	Dodge & Cox Stock	4.61	302,910
6,305	Vanguard Growth & Income	3.08	202,708
		11.20	736,275
	Technology
3,953	Invesco Telecommunications	2.32	152,587
5,306	T. Rowe Price Science & Technology	3.34	219,615
1,699	Vanguard Healthcare	3.56	233,677
		9.22	605,879
	Foreign Equity
4,974	Managers International Equity	3.89	255,608
6,063	Scudder Greater Europe	2.76	181,416
15,938	Twentieth Century International Equity	2.92	192,058
		9.57	629,082
	Global Equity
9,053	Founders Worldwide Growth	2.65	173,728
8,188	Gabelli Global Telecommunications	2.58	169,318
4,101	Janus Worldwide	3.99	262,460
		9.22	605,506
	Total Investments (Cost $6,514,752) (a)	98.82	6,495,394
	Other Assets Less Liabilities	1.18	77,410
	Net Assets	100.00 ———%	$6,572,804 ————
(a)Aggregate cost for federal income tax purposes is $6,514,752.
At November 30, 2000 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$430,499
Unrealized depreciation	(449,857)
Net unrealized depreciation	$(19,358 ————)

See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.

STATEMENT OF ASSETS AND LIABILITIES

Year ended November 30, 2000

	Income Portfolio	Diversified Management Portfolio
ASSETS
Investments at market value
(Identified cost $10,707,921 and $6,514,752, respectively)(Note 1)	$10,238,666	$6,495,394
Cash	274,425	81,755
Dividends and interest receivable	220,298	--
Total assets	10,733,389	6,577,149
LIABILITIES
Accrued expenses	9,075	4,345
NET ASSETS
(500 million shares of $.01 par value common stock
authorized; 1,032,908 and 497,657 shares issued
And outstanding, respectively)	$10,724,314 —————	$6,572,804 —————
NET ASSET VALUE, OFFERING AND REPURCHASE
PRICE PER SHARE
($10,724,314 / 1,032,908 shares)	$10.38 ———
($6,572,804 / 497,657 shares)		$13.21 ———
NET ASSETS
At November 30, 2000, net assets consisted of:
Paid-in capital	$10,866,882	$6,299,029
Undistributed net investment income	644,790	-
Accumulated net realized gain (loss) on investments	(318,103)	293,133
Net unrealized depreciation	(469,255)	(19,358)
	$10,724,314 —————	$6,572,804 —————

 See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.

STATEMENT OF OPERATIONS

Year ended November 30, 2000

	Income Portfolio	Diversified Management Portfolio
INVESTMENT INCOME
Interest income	$724,988	$47,120
Dividends	157,468	121,539
Total income	882,456	168,659
EXPENSES
Investment advisory fees (Note 2)	65,131	75,338
Transfer agent fees (Note 2)	43,546	30,135
Professional fees	20,956	20,636
Custody fees	6,759	1,200
Directors’ fees	4,000	4,040
Miscellaneous	8,400	8,354
Total expenses	148,792	139,703
Net investment income	733,664	28,956
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(24,748)	(33,708)
Capital gain distributions from regulated investment companies	-	328,473
Change in unrealized appreciation (depreciation) of investments	(148,634)	(753,306)
Net loss on investments	(173,382)	(458,541)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$560,282 ————	$(429,585 ————)

See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.

INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

Years ended November 30, 2000 and 1999

	2000	1999
INCREASE (DECREASE) IN NET ASSETS FROM
Operations
Net investment income	$733,664	$739,003
Net realized loss on investments	(24,748)	(52,727)
Decrease in unrealized appreciation of investments	(148,634)	(574,991)
Net increase in net assets resulting from operations	560,282	111,285
Distributions to shareholders
Net investment income
($.70 and $.59 per share, respectively)	(744,289)	(638,573)
Capital share transactions (a)
Decrease in net assets resulting from capital share transactions	(404,751)	(139,524)
Total decrease in net assets	(588,758)	(666,812)
NET ASSETS
Beginning of year	11,313,072	11,979,884
End of year
(Including undistributed net investment income of
$644,790 and $655,415, respectively)	$10,724,314 —————	$11,313,072 —————

 (a) Summary of capital share activity follows:

Year Ended November 30, 2000		Year Ended November, 30, 1999
Shares	Dollars	Shares	Dollar
Shares sold	10,797	$105,424	55,154	$580,801
Shares issued in reinvestment of distributions	75,697	741,071	60,643	638,573
	86,494	846,495	115,797	1,219,374
Shares redeemed	(124,906)	(1,251,246)	(128,373)	(1,358,898)
Net decrease	(38,412 ————)	$(404,751 ————)	(12,576 ———)	$(139,524 ————)

See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.

DIVERSIFIED MANAGEMENT PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

Years ended November 30, 2000 and 1999

	2000	1999
INCREASE (DECREASE) IN NET ASSETS FROM
Operations
Net investment income	$28,956	$38,398
Net realized loss on investments	(33,708)	(230,665)
Capital gain distributions from regulated
investment companies	328,473	317,139
Increase (decrease) in unrealized appreciation of investments	(753,306)	792,579
Net increase (decrease) in net assets
resulting from operations	(429,585)	917,451
Distributions to shareholders
Net investment income
($.16 and $.13 per share, respectively)	(78,738)	(61,879)
From net realized gains on investments
($.18 and $.45 per share, respectively)	(88,580)	(214,198)
Capital share transactions (a)
Increase in net assets resulting from capital share transactions	60,420	223,129
Total increase (decrease) in net assets	(536,483)	864,503
NET ASSETS
Beginning of year	7,109,287	6,244,784
End of year
(Including undistributed net investment income of
$0 and $13,346, respectively)	$6,572,804 ————	$7,109,287 ————

  (a) Summary of capital share activity follows:

	Year Ended November 30, 2000		Year Ended November, 30, 1999
	Shares	Dollars	Shares	Dollar
Shares sold	16,420	$248,873	16,896	$226,794
Shares issued in reinvestment of distributions	11,088	167,318	21,237	276,077
	27,508	416,191	38,133	502,871
Shares redeemed	(23,656)	(355,771)	(20,662)	(279,742)
Net increase	3,852 ———	$60,420 ———	17,471 ———	$223,129 ———

 See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.

INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)

	Year Ended November 30,
	2000	1999	1998	1997	1996
NET ASSET VALUE
Beginning of year	$10.56	$11.05	$11.00	$10.90	$11.08

INCOME FROM INVESTMENT OPERATIONS
Net investment income	.71	.69	.59	.69	.59
Net gains (losses) on securities
(both realized and unrealized)	(.19)	(.59)	.14	.06	(.15)
Total from investment operations	.52	.10	.73	.75	.44
LESS DISTRIBUTIONS
Dividends (from net investment income)	(.70)	(.59)	(.68)	(.65)	(.62)
Distributions (from realized capital gains)	-	-	-	-	-
Total distributions	(.70)	(.59)	(.68)	(.65)	(.62)
NET ASSET VALUE
End of year	$10.38 ———	$10.56 ———	$11.05 ———	$11.00 ———	$10.90 ———

TOTAL RETURN	5.32%	.92%	7.03%	7.34%	4.16%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000 omitted)	$10,724	$11,313	$11,980	$9,373	$9,529
Ratio of expenses to average net assets	1.37%	1.36%	1.35%	1.39%	1.39%
Ratio of net investment income to average net assets	6.79%	6.17%	5.70%	6.22%	5.62%
Portfolio turnover rate	1.38%	27.13%	44.77%	22.81%	66.18%

See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.

DIVERSIFIED MANAGEMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)

	Year Ended November 30,
	2000	1999	1998	1997	1996
NET ASSET VALUE
` Beginning of year	$14.40	$13.11	$12.87	$12.15	$10.71
INCOME FROM INVESTMENT OPERATIONS
Net investment income	.06	.08	.16	.17	.05
Net gains on securities
(both realized and unrealized)	(.91)	1.79	.48	1.17	1.43
Total from investment operations	(.85)	1.87	.64	1.34	1.48
LESS DISTRIBUTIONS
Dividends (from net investment income)	(.16)	(.13)	(.08)	(.18)	(.04)
Distributions (from realized capital gains)	(.18)	(.45)	(.32)	(.44)	-
Total distributions	(.34)	(.58)	(.40)	(.62)	(.04)
NET ASSET VALUE
End of year	$13.21	$14.40	$13.11	$12.87	$12.15

TOTAL RETURN	(6.20)%	4.74%	5.10%	11.64%	13.87%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000 omitted)	$6,573	$7,109	$6,245	$2,240	$1,500
Ratio of expenses to average net assets	1.86%	1.82%	1.88%	1.87%	2.22%
Ratio of net investment income (loss)
to average net assets	.39%	.57%	1.11%	1.08%	.46%
Portfolio turnover rate	15.36%	23.81%	4.51%	-	20.69%

See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.

NOTES TO FINANCIAL STATEMENTS

November 30, 2000

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Crowley Portfolio Group, Inc. (the "Fund") is an open-end diversified investment company currently offering two series of shares: The Crowley Income Portfolio, and The Crowley Diversified Management Portfolio (each a "Portfolio").

The objective of The Crowley Income Portfolio is to maximize current income, consistent with prudent risk, i.e., reasonable risk to principal. The objective of The Crowley Diversified Management Portfolio is high total return consistent with reasonable risk. The Portfolios will use a variety of investment strategies in an effort to balance portfolio risks and to hedge market risks. There can be no assurance that the objectives of the Portfolios will be achieved.

                    SECURITY VALUATION

Portfolio securities which are fixed income securities, are valued by using market quotations, prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities listed on an   exchange or quoted on a national market system are valued at the last sales price. Investments in regulated investment companies are valued at the net asset value per share as quoted by the National Association of Securities Dealers, Inc. Money market securities with remaining maturities of less than 60 days are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.

                    FEDERAL INCOME TAXES

The Portfolios intend to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment companies and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. At November 30, 2000, the Income Portfolio had a capital loss carryforward for Federal income tax purposes of approximately $318,100, of which $22,000 expires in the year 2002, $28,400 in 2003, $143,200 in 2004, $47,000 in 2005, $52,800 in 2006 and $24,700 in 2008.

                    SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
                    SHAREHOLDERS

As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold). Interest income is recorded on the accrual basis. Bond premiums and discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

                    USE OF ESTIMATES IN FINANCIAL STATEMENTS

In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Crowley & Crowley Corp. (the "Advisor") provides the Fund with management and administrative services pursuant to a Management Agreement.

As compensation for its services, the Advisor receives a fee, computed daily and payable monthly, at the annualized rate of .60% of the average daily net assets of The Crowley Income Portfolio and 1% of the average daily net assets of The Crowley Diversified Management Portfolio. The Advisor pays all expenses incurred by it in rendering management services to the Fund including the costs of accounting, bookkeeping and data processing services provided in its role as administrator. The Portfolios bear their costs of operations, which include, but are not limited to: advisory fees, taxes, brokerage fees, accounting fees, legal fees, custodian and auditing fees, and printing and other expenses which are not expressly assumed by the Advisor under the Management Agreement.

The Crowley Financial Group, Inc. ("TCFG") serves as the Portfolio shareholders’ servicing agent. As shareholder servicing agent, TCFG will act as the Transfer, Dividend Disbursing and Redemption Agent to the Portfolios. As compensation for its services, TCFG receives a fee computed daily and payable monthly, at the annualized rate of .40% of the average daily net assets of each Portfolio. During the year ended November 30, 2000, TCFG earned fees of $43,546 and $30,135 from the Income Portfolio and Diversified Management Portfolio, respectively.

Crowley Securities serves as distributor of the Fund’s shares.

Certain officers and directors of the Fund are also officers of Crowley & Crowley Corp., Crowley Securities and The Crowley Financial Group, Inc.

(3) PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, aggregated $143,750 and $602,070, respectively, in the Income Portfolio and $2,150,000 and $977,612, respectively, in the Diversified Management Portfolio.